FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Fair Value, by Balance Sheet Grouping [Table Text Block]
	Total	Level 1	Level 2	Level 3
Assets:
Money market accounts *	$27,921,666	$27,921,666	$-	$-

	Total	Level 1	Level 2	Level 3
Assets:
Money market accounts *	$30,515,067	$30,515,067	$-	$-